Label	Element	Value
BNY Mellon Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	March 18, 2024 BNY MELLON INVESTMENT FUNDS I BNY Mellon Small Cap Value Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Small Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BNY Mellon Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administration fees	rr_Component2OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.26%
Total other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.27%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	697
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,118
BNY Mellon Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administration fees	rr_Component2OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,557
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,186
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,557
BNY Mellon Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Administration fees	rr_Component2OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,274
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	324
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	570
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,274
BNY Mellon Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Administration fees	rr_Component2OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,227
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	548
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,227

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the fund's management fee in the amount of .10% of the fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.